Financial instruments (Disclosure of remaining contractual maturities of the company's financial liabilities and operating commitments) (Details) - CAD ($)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Accounts payable and accrued liabilities	$ 3,822,969	$ 4,855,747
Loans payable and promissory note	781,322	718,238
Joint venture settlement obligation	698,950	0
Convertible debenture derivative	1,027,427	0
Total	13,112,699	$ 5,573,985	$ 6,183,832
Liquidity Risk [Member]
Disclosure of detailed information about financial instruments [line items]
Accounts payable and accrued liabilities	3,822,969
Loans payable and promissory note	781,322
Joint venture settlement obligation	3,997,091
Convertible debentures	3,483,890
Convertible debenture derivative	1,027,427
Total	13,112,699
Less than 1 year [Member] | Liquidity Risk [Member]
Disclosure of detailed information about financial instruments [line items]
Accounts payable and accrued liabilities	3,822,969
Loans payable and promissory note	781,322
Joint venture settlement obligation	698,950
Convertible debentures	0
Convertible debenture derivative	0
Total	5,303,241
Over 1 year [Member] | Liquidity Risk [Member]
Disclosure of detailed information about financial instruments [line items]
Accounts payable and accrued liabilities	0
Loans payable and promissory note	0
Joint venture settlement obligation	3,298,141
Convertible debentures	3,483,890
Convertible debenture derivative	1,027,427
Total	$ 7,809,458